SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) - shares	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares, issued	18,000
Merger Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary Shares, par value $0.01 per share		13,098
Exchange Ratio		1140.20%
Number of shares, issued		149,343
Merger Arrangement [Member] | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary Shares, par value $0.01 per share		262
Exchange Ratio		57000.00%
Number of shares, issued		149,343